Stockholders' Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Schedule of stock options outstanding and exercisable
Number Outstanding	7,665,500	7,190,500
Weighted Average Remaining Contractual Life	7 years 5 months 5 days	7 years 6 months
Weighted Average Exercise Price	$ 0.29	$ 0.29
$0.18 - $0.65 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices between, Lower Limit	0.18	0.18
Range of Exercise Prices between, Upper Limit	$ 0.65	$ 0.65
Number Outstanding	7,620,000	7,145,000
Weighted Average Remaining Contractual Life	7 years 5 months 9 days	7 years 6 months 3 days
Weighted Average Exercise Price	$ 0.28	$ 0.28
Options Exercisable	4,196,314	3,833,956
Weighted Average Exercise Price	$ 0.31	$ 0.31
$0.66 - $0.79 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices between, Lower Limit	0.66	0.66
Range of Exercise Prices between, Upper Limit	$ 0.79	$ 0.79
Number Outstanding	30,000	30,000
Weighted Average Remaining Contractual Life	5 years 9 months 14 days	6 years 15 days
Weighted Average Exercise Price	$ 0.79	$ 0.79
Options Exercisable	30,000	30,000
Weighted Average Exercise Price	$ 0.79	$ 0.79
$0.80 - $12.25 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices between, Lower Limit	0.80	0.80
Range of Exercise Prices between, Upper Limit	$ 12.25	$ 12.25
Number Outstanding	15,500	15,500
Weighted Average Remaining Contractual Life	4 years 4 months 2 days	4 years 7 months 2 days
Weighted Average Exercise Price	$ 3.73	$ 3.73
Options Exercisable	15,500	15,500
Weighted Average Exercise Price	$ 3.73	$ 3.73